March 1, 2011

Advantage Funds, Inc.

-Dreyfus Emerging Leaders Fund

-Dreyfus Global Absolute Return Fund

-Dreyfus Global Real Return Fund

-Dreyfus International Value Fund

-Dreyfus Opportunistic Midcap Value Fund

-Dreyfus Opportunistic Small Cap Fund

-Dreyfus Strategic Value Fund

-Dreyfus Structured Midcap Fund

-Dreyfus Technology Growth Fund

-Dreyfus Total Return Advantage Fund

-Global Alpha Fund

Dreyfus Growth and Income Fund, Inc.

Dreyfus Index Funds, Inc.

-Dreyfus International Stock Index Fund

-Dreyfus S&P 500 Index Fund

-Dreyfus Smallcap Stock Index Fund

Dreyfus International Funds, Inc.

-Dreyfus Brazil Equity Fund

Dreyfus Midcap Index Fund, Inc.

The Statement of Additional Information for the funds listed above, dated March 1, 2011, is effective only with respect to these funds, notwithstanding information appearing therein that relates to other funds, which information is of no effect.  Information on such other funds may be obtained by calling your financial adviser, or writing to a fund at 144 Glenn Curtiss Boulevard, Uniondale, New York  11556-0144, visiting www.dreyfus.com or calling 1-800-645-6561 (1-516-794-5452 outside the U.S.) or, for financial intermediaries, 1-800-554-4611.